Fair Value Measurements of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Assets	$ 566,218	$ 96,798
Interest rate derivatives, Assets	1,305	872
Liabilities	49,120	60,412
Interest rate derivatives, Liabilities	3,289	4,836
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Assets	566,218	96,798
Interest rate derivatives, Assets	1,305	872
Liabilities	49,120	60,412
Interest rate derivatives, Liabilities	3,289	4,836
Commodity derivatives [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Assets	564,913	95,926
Liabilities	45,831	55,576
Commodity derivatives [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Assets	564,913	95,926
Liabilities	$ 45,831	$ 55,576